Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Restricted cash	$ 2,000	$ 2,000
Held-to-maturity, fair value	33,302	40,512
Other liabilities, allowance for lending related commitments	106	102
Long-term debt, fair value	$ 371	$ 367
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	35,826	35,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,364,877,915	1,354,163,581
Treasury stock, common shares (shares)	404,452,246	340,721,136
Operating segments
Restricted cash	$ 2,394	$ 1,751
Held-to-maturity, fair value	33,302	40,512
Other assets, fair value	742	791
Other liabilities, allowance for lending related commitments	106	102
Other liabilities, fair value	88	800
Long-term debt, fair value	$ 371	$ 367